Law Offices
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000
Direct Dial - (215) 564-8037

October 2, 2013

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Franklin Alternative Strategies Fund (“Registrant”)
File Nos. 333-189667 and 811-22641
Pre-Effective Amendment No. 3 to Registration Statement under the
Securities Act of 1933 and Amendment No. 9 to Registration Statement
 under the Investment Company Act of 1940

Dear Sir/Madam:

On behalf of Registrant, submitted herewith via the EDGAR system, is Pre-Effective Amendment No. 3 filed under the Securities Act of 1933 (“1933 Act”), and Amendment No. 9 filed under the Investment Company Act of 1940 (“1940 Act”) to Registrant’s Registration Statement on Form N-1A (the “Amendment”).

Registrant is currently an open-end management investment company registered only under the 1940 Act.  On June 28, 2013, Registrant filed its initial registration statement under Section 6 of the 1933 Act to register the shares of a new series of shares of Registrant, the Franklin K2 Alternative Strategies Fund (“K2 Fund”), under the 1933 Act, and to register the K2 Fund under the 1940 Act (“Initial Registration Statement”).  On August 2, 2013, Registrant filed Pre-Effective Amendment No. 1 to the Initial Registration Statement under Section 6 of the 1933 Act to register the shares of an existing series of shares of Registrant, the Franklin Pelagos Commodities Strategy Fund, under the 1933 Act (“Pre-Effective Amendment No. 1”).  In addition, on September 16, 2013, Registrant filed Pre-Effective Amendment No. 2 to the Initial Registration Statement to respond to comments received from the Staff of the U.S. Securities and Exchange Commission (the “Staff”) on the Initial Registration Statement and to make certain other changes to other information contained in the K2 Fund’s prospectus and statement of additional information (“SAI”) (“Pre-Effective Amendment No. 2”).  Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 2 have been withdrawn at the Staff’s request on September 27, 2013 and October 1, 2013, respectively, in order to allow the Staff to more expeditiously consider granting effectiveness for the Registration Statement with respect to the K2 Fund.

The Amendment is being filed for the purposes of:  (i) responding to additional comments received from the Staff on September 30, 2013; and (ii) making certain other non-material changes to the prospectus and SAI of the K2 Fund.

As noted on the facing page, the Amendment amends only to the prospectus and SAI of the K2 Fund, and does not otherwise delete, amend, or supersede any other information relating to any other series of Registrant.

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Taylor Brody at (215) 564-8071.

Sincerely,

/s/ Kristin H. Ives
Kristin H. Ives, Esquire